Organization and Operations - Additional Information (Detail) - Merger Agreement [Member] - Maxlinear Inc [Member]	12 Months Ended
Dec. 31, 2022 USD ($) shares
Organization and Operations [Line Items]
Business Combination, Consideration Transferred	$ 4,300,000,000
MaxLinear Stockholders [Member]
Organization and Operations [Line Items]
Percentage Of Ownership Interests Held In Combined Entity	86.00%
Former Security Holders [Member]
Organization and Operations [Line Items]
Percentage Of Ownership Interests Held In Combined Entity	14.00%
American Depositary Shares [Member]
Organization and Operations [Line Items]
Payments to Acquire Businesses, Gross	$ 93,540
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	0.388
Common Stock [Member]
Organization and Operations [Line Items]
Payments to Acquire Businesses, Gross	$ 23,385
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	0.097